MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM12 ABS-15G

Exhibit 99.6 - Schedule 1

Loan Count:	9
Fields Reviewed	Number of Discrepancies	Percentage
Total Cash Reserves	1	11.11%